Convertible Notes Payable - Schedule of Convertible Notes Payable (Parentheticals) (Details)		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026
August, 2025 [Member]
Schedule of Convertible Notes Payable [Line Items]
Interest		8.00%
November, 2025 [Member]
Schedule of Convertible Notes Payable [Line Items]
Interest	8.00%